Investment in Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Shares	¥ 297,506	¥ 311,556
Loans	42,714	61,820
Investment in Affiliates	¥ 340,220	¥ 373,376